DEFERRED INCOME	12 Months Ended
Dec. 31, 2018
DEFERRED INCOME
DEFERRED INCOME

21)  DEFERRED INCOME

	12.31.18	12.31.17
Services and goods (1)	—	301,292
Disposal of PP&E (2)	89,835	165,162
Activation revenue (3)	—	7,959
Customer loyalty program (4)	—	50,354
Government grants (5)	94,335	115,379
Contractual Liabilities - IFRS 15 (6)	532,207	—
Other (7)	59,658	83,052
Total	776,035	723,198

Current	525,509	372,561
Non-current	250,526	350,637

(1)   This refers mainly to the balances of revenues from recharging prepaid services, which are recognized in income as services that are provided to customers. It includes the amount of the agreement the Company entered for industrial use of its mobile network by a different SMP operator in Regions I, II and III of the general authorizations plan, which is intended solely for the rendering of SMP services by the operator for its customers.

(2)   Includes the net balances of the residual values from sale of non-strategic towers and rooftops, which are transferred to income as the conditions for recognition are fulfilled.

(3)   This refers to the deferred activation revenue (fixed) recognized in income over the estimated period in which a customer remains in the base.

(4)   This refers to points earned under the Company's loyalty program, which enables customers to accumulate points by paying bills relating to use of services offered. The balance represents the Company's estimate of customers exchanging points for goods and/or services in the future.

(5)   This refers to: i) government subsidy arising from funds obtained from BNDES credit lines to be used in the acquisition of domestic equipment, which have been amortized over the useful life cycle of the equipment; and ii) subsidies arising from projects related to state taxes, which are being amortized over the contractual period.

(6)   Refers to the balance of contractual liabilities arising from the adoption of IFRS 15 (Note 2.b) and amounts related to customer contracts (services and goods, activation revenue and customer loyalty program) were reclassified to the line of "Contractual Liabilities - IFRS 15". The amounts on December 31, 2018 were R$372,167, of which: (i) services and goods totaled R$318,778; and (ii) customer loyalty program totaled R$53,389.

(7)   Includes amounts of the reimbursement for costs for leaving radio frequency sub-bands 2,500MHz to 2,690MHz due to cancellation of the Multichannel Multipoint Distribution Service.